Putnam ESG High Yield ETF
The fund's portfolio
7/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (83.8%)(a)
	Principal amount	Value
Advertising and marketing services (1.7%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	$755,000	$768,854
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	515,000	455,359
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	400,000	392,085
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	500,000	524,136
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	280,000	273,848

		2,414,282
Basic materials (9.4%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	645,000	663,025
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	535,000	487,590
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	785,000	739,421
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	620,000	629,430
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	415,000	419,083
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	350,000	321,447
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)	405,000	404,804
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)	970,000	957,666
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	995,000	986,191
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	1,140,000	1,035,859
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	800,000	695,198
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	250,000	231,604
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	485,000	411,473
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	275,000	293,382
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	750,000	709,266
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28	540,000	574,516
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28	695,000	641,536
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	340,000	304,698
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	665,000	620,700
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	680,000	642,645
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26	200,000	195,636
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	390,000	362,426
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	490,000	446,854
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	270,000	277,508
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	285,000	261,097

		13,313,055
Broadcasting (2.2%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	890,000	922,332
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	315,000	205,669
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 5.625%, 7/15/27	665,000	645,548
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	455,000	380,373
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	235,000	215,819
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	345,000	330,065
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28	445,000	447,639

		3,147,445
Building materials (1.3%)
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	720,000	652,268
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	725,000	739,517
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30	460,000	427,321

		1,819,106
Capital goods (7.7%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	575,000	489,035
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)	260,000	151,151
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	595,000	633,344
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	250,000	247,715
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	650,000	677,009
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	145,000	157,610
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	365,000	365,635
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	50,000	50,952
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	770,000	779,458
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32	215,000	218,749
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)	795,000	818,504
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	525,000	473,413
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	270,000	252,419
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	755,000	707,640
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	320,000	317,022
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	705,000	711,585
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	85,000	86,893
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	855,000	900,105
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	395,000	369,223
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	730,000	677,113
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	475,000	529,979
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	170,000	184,204
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	175,000	168,325
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	175,000	165,911
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	480,000	489,566
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	70,000	70,993
Wrangler Holdco Corp. 144A company guaranty sr. unsec. sub. notes 6.625%, 4/1/32	140,000	140,624

		10,834,177
Commercial and consumer services (0.9%)
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	720,000	625,202
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31	265,000	279,283
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	400,000	390,736

		1,295,221
Communication services (4.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	565,000	528,687
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	840,000	752,702
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	80,000	68,130
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	335,000	286,863
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)	295,000	290,234
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	910,000	823,199
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	470,000	373,618
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	560,000	539,698
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	370,000	387,909
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	280,000	277,470
SBA Communications Corp. sr. unsec. sub. notes 3.875%, 2/15/27(R)	490,000	472,112
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	360,000	318,763
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	880,000	763,974
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	625,000	639,102

		6,522,461
Consumer staples (6.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	820,000	732,022
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)	130,000	131,432
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	360,000	344,295
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	335,000	327,560
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 8.00%, 2/15/31	290,000	287,948
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	325,000	298,006
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	830,000	861,299
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	820,000	785,293
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29	180,000	166,382
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	550,000	488,346
Gates Corp./DE 144A sr. unsec. notes 6.875%, 7/1/29	45,000	45,878
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	635,000	577,917
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	825,000	818,805
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	185,000	189,028
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	810,000	810,602
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	315,000	283,261
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	160,000	152,771
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	910,000	952,820
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	790,000	765,933

		9,019,598
Energy (8.6%)
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	305,000	306,639
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	35,000	37,826
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	140,000	147,163
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	605,000	651,360
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	240,000	223,449
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	390,000	378,226
CQP Holdco LP/BIP-V Chinook Holdco, LLC 144A sr. sub. notes 5.50%, 6/15/31	565,000	543,888
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	520,000	533,768
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	735,000	728,156
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	495,000	505,308
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	300,000	305,689
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	240,000	239,959
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	146,000	146,799
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	250,000	250,101
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	690,000	654,770
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	265,000	279,506
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	655,000	685,760
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	335,000	335,607
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	75,000	74,870
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	250,000	244,210
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	485,000	475,330
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	125,000	127,462
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	148,500	148,181
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	315,000	327,842
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	144,000	151,353
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	220,000	221,395
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	385,000	392,055
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	195,000	200,387
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	1,105,000	1,227,336
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	265,000	294,975
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	435,000	457,404
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	225,000	234,464
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	175,000	183,772
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	435,000	428,429

		12,143,439
Entertainment (3.0%)
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	530,000	519,986
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	525,000	508,018
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	175,000	186,149
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	160,000	168,498
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	370,000	388,030
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	490,000	524,080
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	60,000	61,225
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33	605,000	609,721
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	275,000	273,937
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	655,000	675,678
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32	275,000	282,552

		4,197,874
Financials (9.2%)
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	435,000	447,475
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	475,000	482,404
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	690,000	702,875
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	550,000	527,077
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	390,000	439,228
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	380,000	405,628
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	190,000	179,946
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	510,000	544,882
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	250,000	263,737
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	310,000	321,861
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	70,000	76,785
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	570,000	613,821
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	285,000	279,609
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	420,000	434,574
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	830,000	856,567
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	735,000	771,854
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	375,000	393,669
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	325,000	348,885
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31	300,000	307,274
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	80,000	79,689
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	345,000	334,097
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29	115,000	108,419
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	420,000	428,976
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	695,000	663,865
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	640,000	658,494
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	360,000	365,118
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	395,000	379,847
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	850,000	866,043
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	105,000	108,509
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	625,000	632,457

		13,023,665
Gaming and lottery (5.3%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	1,220,000	1,124,828
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	55,000	55,760
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	975,000	1,006,400
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	1,060,000	985,472
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31	315,000	328,908
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	520,000	535,459
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	340,000	332,039
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	490,000	479,636
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32	250,000	252,491
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	460,000	419,486
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	420,000	398,896
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29	310,000	298,656
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	1,210,000	1,262,134

		7,480,165
Health care (7.1%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	165,000	144,402
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	330,000	317,866
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	395,000	359,274
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	640,000	592,611
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	450,000	484,306
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	250,000	239,606
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	870,000	759,691
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32	115,000	118,630
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	570,000	581,102
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31	195,000	205,758
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	670,000	629,695
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)	580,000	537,293
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	505,000	471,634
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	255,000	246,660
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	700,000	660,705
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	400,000	393,007
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	650,000	638,891
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	425,000	401,365
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	515,000	517,581
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	855,000	961,071
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)	785,000	848,572

		10,109,720
Homebuilding (1.3%)
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	427,000	362,489
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	545,000	579,376
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	380,000	381,932
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	420,000	409,919
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	165,000	165,348

		1,899,064
Lodging/Tourism (3.3%)
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	80,000	83,498
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	400,000	435,006
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 6.00%, 5/1/29	120,000	119,783
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	685,000	682,013
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	380,000	411,033
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	625,000	615,744
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	240,000	232,259
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	410,000	404,857
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	670,000	666,540
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	435,000	474,616
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	510,000	515,398

		4,640,747
Publishing (1.6%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	515,000	496,560
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	530,000	517,136
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	65,000	61,806
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	730,000	676,617
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29	510,000	517,013

		2,269,132
Retail (1.9%)
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	645,000	654,156
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	420,000	387,791
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31	305,000	268,156
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	910,000	921,480
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	530,000	514,946

		2,746,529
Technology (5.8%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	455,000	433,219
Amentum Escrow Corp. 144A sr. unsec. notes 7.25%, 8/1/32	95,000	97,143
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	330,000	328,360
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	735,000	716,946
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	50,000	47,000
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26	235,000	220,883
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	330,000	296,402
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	430,000	441,434
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	355,000	324,839
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	945,000	890,406
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	960,000	896,095
ON Semiconductor Corp. 144A company guaranty sr. unsec. notes 3.875%, 9/1/28	110,000	102,847
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	390,000	410,096
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	355,000	320,934
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	300,000	259,004
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	605,000	562,206
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	295,000	265,122
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	505,000	458,476
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	505,000	519,372
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	675,000	617,071

		8,207,855
Textiles (1.3%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	545,000	577,271
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	625,000	574,983
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	790,000	689,261

		1,841,515
Transportation (0.4%)
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	490,000	502,139

		502,139
Utilities and power (0.8%)
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	335,000	316,639
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	222,086
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	565,000	546,436

		1,085,161

Total corporate bonds and notes (cost $115,588,561)		$118,512,350

SENIOR LOANS (6.4%)(a)(c)
	Principal amount	Value
Basic materials (1.0%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	$510,094	$481,146
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	583,943	588,051
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	104,213	104,929
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	179,089	175,483
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.594%, 9/22/28	54,719	55,082

		1,404,691
Capital goods (0.4%)
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 8.958%, 10/19/28	193,508	194,838
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.958%, 10/19/28	153,057	154,093
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	257,630	258,391

		607,322
Communication services (0.5%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.844%, 9/13/29	369,075	352,352
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29	304,710	304,757
Viasat, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 9.844%, 2/24/29	59,695	55,034

		712,143
Consumer cyclicals (1.3%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.458%, 8/21/28	88,351	88,793
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.587%, 2/20/29	112,536	113,437
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 6/18/31	335,000	335,489
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 1/27/29	423,550	425,072
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	494,757	466,927
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28	265,656	264,105
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	174,557	174,492

		1,868,315
Consumer staples (0.3%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.194%, 11/18/29	55,000	53,510
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.099%, 12/15/27	183,328	183,646
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.764%, 12/17/28	201,548	126,975

		364,131
Energy (0.1%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.585%, 12/31/30	90,006	90,313

		90,313
Health care (0.5%)
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	460,000	461,628
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.097%, 10/23/28	253,762	254,840

		716,468
Technology (1.7%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	624,586	625,083
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.097%, 5/8/31	265,000	265,497
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.844%, 12/1/27	152,767	153,825
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	315,000	313,627
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.344%, 8/31/28	333,870	335,331
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.094%, 10/5/28	409,271	411,331
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	284,581	285,762

		2,390,456
Transportation (0.6%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	680,882	705,265
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.775%, 6/4/29	140,000	139,510

		844,775

Total senior loans (cost $9,019,061)		$8,998,614

CONVERTIBLE BONDS AND NOTES (0.9%)(a)
	Principal amount	Value
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.375%, 5/15/28	$473,000	$414,321
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	180,000	152,578
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	186,000	173,361
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	99,000	154,105
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	208,000	180,310
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	235,000	262,495

Total convertible bonds and notes (cost $1,416,488)		$1,337,170

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	4,828	$329,897
Chart Industries, Inc. $3.38 cv. pfd.	2,927	183,845

Total convertible preferred stocks (cost $474,945)		$513,742

SHORT-TERM INVESTMENTS (8.3%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.07%(AFF)	11,741,894	$11,741,894

Total short-term investments (cost $11,741,894)		$11,741,894
TOTAL INVESTMENTS

Total investments (cost $138,240,949)		$141,103,770

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 42 Index	B+/P	$(390,477)	$5,717,000	$388,785	6/20/29	500 bp — Quarterly	$31,657

	Total		$(390,477)					$31,657
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $141,499,411.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Government Money Market Fund Class P†	$12,229,418	$13,904,691	$14,392,215	$153,272	$11,741,894

	Total Short-term investments	$12,229,418	$13,904,691	$14,392,215	$153,272	$11,741,894
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund's investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $451,959 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$1,337,170	$—
Convertible preferred stocks	—	513,742	—
Corporate bonds and notes	—	118,512,350	—
Senior loans	—	8,998,614	—
Short-term investments	11,741,894	—	—

Totals by level	$11,741,894	$129,361,876	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$422,134	$—

Totals by level	$—	$422,134	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$5,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com